Initial Public Offering	5 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
AJAX I [Member]
Initial Public Offering [Line Items]
INITIAL PUBLIC OFFERING

NOTE 4. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 80,499,090 Units, which includes a partial exercise by the underwriters of their over-allotment option in the amount of 5,499,090 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 8).

NOTE 3. INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 80,499,090 Units, which includes a partial exercise by the underwriters of their over-allotment option in the amount of 5,499,090 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Class A ordinary share and one-fourth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).